TRANSACTION WITH RELATED PARTIES, Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related party loans [Abstract]
Loan payment	$ 0	$ 1,200	$ 1,000
Related Entity [Member] | TRGI [Member] | Convertible Loan Note [Member]
Related party loans [Abstract]
Minimum external funding in subsidiary	3,000
Loan disbursements	$ 0		$ 0
Loan payment		$ 1,200
Related Entity [Member] | e-Telequote Insurance, Inc [Member] | Senior Secured Notes [Member]
Related party loans [Abstract]
Principal				$ 500
Maturity date	May, 2019
Interest rate				12.00%